SHARE-BASED COMPENSATION - Restricted Stock Units (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Number of Restricted Shares
Outstanding at beginning of year (in shares)	0	0	0	35,567	77,800	0
Granted (in shares)			727,476			616,700
Vested (in shares)			(727,476)	(32,234)	(38,900)	(538,900)
Forfeited (in shares)				(3,333)	(3,333)
Outstanding at end of year (in shares)			0	0	35,567	77,800
Weighted- average grant date fair value
Outstanding at beginning of year (in dollars per share)	$ 0	$ 0	$ 0	$ 9.26	$ 9.26
Granted (in dollars per share)			1.62			$ 9.26
Vested (in dollars per share)			1.62	9.26	9.26	9.26
Forfeited (in dollars per share)					9.26
Outstanding at end of year (in dollars per share)			$ 0	$ 0	$ 9.26	$ 9.26
Forfeiture percentage			10.50%	13.04%	13.04%
Fair value of stock option and RSU on the grant date	$ 4,700,000
Share-based compensation expense	0	$ 391,625
Unrecognized compensation cost	$ 0
Restricted Stock Units
SHARE-BASED COMPENSATION
Number of common stocks represented by each RSU			3			1
Vesting period						3 years
Percentage of vesting and exercisable upon the date of grant						33.33%
Percentage of vesting and exercisable upon the second and third anniversary of the grant date						66.67%
Number of Restricted Shares
Granted (in shares)			242,492			616,700
Vested (in shares)			(242,492)
Outstanding at end of year (in shares)	0